BNY Mellon International Equity ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Australia — 6.5%
AGL Energy Ltd.	24,074	150,660
Ampol Ltd.	9,645	169,841
ANZ Group Holdings Ltd.	122,629	2,425,483
APA Group	53,664	289,887
Aristocrat Leisure Ltd.	23,650	1,066,501
ASX Ltd.	8,402	378,944
Atlas Arteria Ltd.	47,696	158,459
Aurizon Holdings Ltd.	73,898	154,156
BHP Group Ltd.	192,625	4,867,838
BHP Group Ltd.	12,756	321,913
BlueScope Steel Ltd.	18,396	281,538
Brambles Ltd.	57,758	889,151
CAR Group Ltd.	14,825	364,430
Charter Hall Group	19,405	252,376
Cochlear Ltd.	2,760	566,017
Coles Group Ltd.	54,011	721,232
Commonwealth Bank of Australia	69,333	7,941,895
Computershare Ltd.	21,988	596,715
CSL Ltd.	19,946	3,478,954
Dexus	46,778	212,934
EBOS Group Ltd.	7,531	181,838
Endeavour Group Ltd.	60,496	159,307
Evolution Mining Ltd.	85,439	391,120
Fortescue Ltd.	64,948	743,082
Goodman Group	81,698	1,850,508
Insurance Australia Group Ltd.	96,001	542,075
JB Hi-Fi Ltd.	4,259	306,298
Lynas Rare Earths Ltd.(a)	38,667	260,658
Macquarie Group Ltd.	14,727	2,061,188
Medibank Pvt Ltd.	116,230	381,656
Mirvac Group	175,035	253,566
National Australia Bank Ltd.	126,128	3,159,778
NEXTDC Ltd.(a)	29,044	271,336
Northern Star Resources Ltd.	47,282	473,989
Orica Ltd.	19,724	271,510
Origin Energy Ltd.	72,120	541,889
Pilbara Minerals Ltd.(a)	112,125	115,867
Pro Medicus Ltd.	2,070	429,004
Qantas Airways Ltd.	60,111	420,695
QBE Insurance Group Ltd.	63,628	950,430
Ramsay Health Care Ltd.	8,179	204,164
REA Group Ltd.	2,081	320,867
Reece Ltd.	12,642	110,698
Rio Tinto Ltd.(b)	15,207	1,093,655
Santos Ltd.	139,577	707,249
Scentre Group	213,499	515,479
SEEK Ltd.	14,758	230,327
SGH Ltd.	8,206	270,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Australia — 6.5% (continued)
Sigma Healthcare Ltd.	60,535	112,639
Sonic Healthcare Ltd.	17,708	314,789
South32 Ltd.	184,110	348,505
Stockland	100,657	359,684
Suncorp Group Ltd.	42,640	575,430
Technology One Ltd.	12,253	324,083
Telstra Group Ltd.	483,793	1,548,103
The GPT Group	86,672	284,599
The Lottery Corp. Ltd.	96,224	335,789
TPG Telecom Ltd.	16,692	59,539
Transurban Group	127,879	1,137,866
Treasury Wine Estates Ltd.	35,902	174,984
Vicinity Ltd.	169,308	269,252
Washington H Soul Pattinson & Co. Ltd.	10,261	268,093
Wesfarmers Ltd.	46,401	2,561,800
Westpac Banking Corp.	141,079	3,071,990
Whitehaven Coal Ltd.	32,302	133,937
WiseTech Global Ltd.	7,547	580,082
Woodside Energy Group Ltd.	78,209	1,338,933
Woolworths Group Ltd.	49,998	1,014,343
Worley Ltd.	15,358	132,008
		57,454,433
Austria — .3%
ANDRITZ AG	2,954	207,085
BAWAG Group AG(c)	3,163	401,118
CA Immobilien Anlagen AG	1,827	48,973
CPI Europe AG(a)	1,287	26,853
Erste Group Bank AG	12,478	1,150,385
EVN AG	1,107	30,028
OMV AG	5,360	274,101
Raiffeisen Bank International AG	5,262	153,215
Strabag SE	619	58,378
Verbund AG(b)	2,730	204,193
Vienna Insurance Group AG Wiener Versicherung Gruppe	963	51,087
voestalpine AG	4,758	131,896
Wienerberger AG	4,867	164,441
		2,901,753
Belgium — .8%
Ackermans & van Haaren NV	988	243,576
Ageas SA/NV	6,544	447,522
Anheuser-Busch InBev SA/NV	39,419	2,319,004
Azelis Group NV	3,744	58,621
Colruyt Group NV	905	38,822
D’ieteren Group	888	176,643
Elia Group SA/NV	1,755	203,278
Financiere de Tubize SA	690	117,355
Groupe Bruxelles Lambert NV	3,400	286,411
KBC Group NV	10,479	1,100,540
Lotus Bakeries NV	14	119,216
Sofina SA	636	196,250
Solvay SA(b)	3,185	100,539

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Belgium — 0.8% (continued)
Syensqo SA	3,145	251,827
UCB SA	5,064	1,103,843
Warehouses De Pauw, CVA	6,338	148,855
		6,912,302
Canada — 11.3%
Agnico Eagle Mines Ltd.	20,941	2,605,375
Alamos Gold, Inc., Cl. A	17,134	417,274
Alimentation Couche-Tard, Inc.	29,321	1,526,970
AltaGas Ltd.	12,885	381,270
Arc Resources Ltd.	24,934	487,841
Bank of Montreal	30,292	3,350,952
Barrick Mining Corp.	71,058	1,503,343
BCE, Inc.	38,793	906,868
Brookfield Corp.	57,006	3,826,789
Brookfield Wealth Solutions Ltd.	1,420	95,190
CAE, Inc.(a)	12,918	369,166
Cameco Corp.	18,185	1,368,331
Canadian Apartment Properties REIT	7,154	228,971
Canadian Imperial Bank of Commerce	38,943	2,789,429
Canadian National Railway Co.	23,164	2,167,703
Canadian Natural Resources Ltd.	85,708	2,719,000
Canadian Pacific Kansas City Ltd.	38,744	2,855,603
Canadian Tire Corp. Ltd., Cl. A	2,115	283,897
Canadian Utilities Ltd., Cl. A	5,115	142,734
CCL Industries, Inc., Cl. B	5,682	318,304
Celestica, Inc.(a)	4,693	940,297
Cenovus Energy, Inc.	52,731	804,381
CGI, Inc.	8,198	792,079
Choice Properties Real Estate Investment Trust	12,199	125,206
Constellation Software, Inc.	830	2,869,793
Dollarama, Inc.	11,579	1,586,077
Emera, Inc.	12,423	584,601
Empire Co. Ltd.	5,251	209,577
Enbridge, Inc.	90,618	4,112,893
Fairfax Financial Holdings Ltd.	917	1,625,509
First Quantum Minerals Ltd.(a)	28,122	473,734
FirstService Corp.	1,679	331,683
Fortis, Inc.	20,687	1,014,487
Franco-Nevada Corp.	8,094	1,292,183
George Weston Ltd.	2,250	428,485
GFL Environmental, Inc.	9,252	466,967
Gildan Activewear, Inc.	6,086	308,097
Great-West Lifeco, Inc.	11,160	419,988
Hydro One Ltd.(c)	13,218	468,469
iA Financial Corp., Inc.	3,773	370,136
IGM Financial, Inc.	3,205	106,358
Imperial Oil Ltd.	6,163	514,999
Intact Financial Corp.	7,323	1,516,985
Ivanhoe Mines Ltd., Cl. A(a)	27,785	217,248
Keyera Corp.	9,144	287,703
Kinross Gold Corp.	49,722	797,321

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Canada — 11.3% (continued)
Loblaw Cos Ltd.	5,627	911,968
Lundin Mining Corp.	29,918	306,202
Magna International, Inc.	12,011	493,628
Manulife Financial Corp.	71,669	2,222,307
Metro, Inc.	9,111	698,210
National Bank of Canada	16,282	1,697,389
Nutrien Ltd.	20,598	1,224,810
Onex Corp.	2,377	193,798
Open Text Corp.	11,864	349,943
Pan American Silver Corp.	15,214	411,891
Pembina Pipeline Corp.	23,876	889,381
Power Corp. of Canada	22,895	924,709
Quebecor, Inc., Cl. B	6,536	184,278
Restaurant Brands International, Inc.	12,226	831,426
Rogers Communications, Inc., Cl. B	16,608	555,942
Royal Bank of Canada	58,829	7,565,157
Saputo, Inc.	9,960	209,351
Shopify, Inc., Cl. A(a)	48,964	5,998,360
Stantec, Inc.	4,808	526,722
Sun Life Financial, Inc.	23,604	1,442,310
Suncor Energy, Inc.	51,597	2,039,547
TC Energy Corp.	43,023	2,058,806
Teck Resources Ltd., Cl. B	18,306	594,907
TELUS Corp.	63,435	1,024,100
TFI International, Inc.	3,137	273,414
The Bank of Nova Scotia	51,934	2,895,803
The Toronto-Dominion Bank	72,560	5,296,557
Thomson Reuters Corp.	5,651	1,136,617
Tourmaline Oil Corp.	14,687	626,446
Waste Connections, Inc.	10,923	2,044,206
West Fraser Timber Co. Ltd.	2,099	145,839
Wheaton Precious Metals Corp.	18,976	1,739,278
WSP Global, Inc.	5,308	1,095,347
		99,618,915
Chile — .0%
Antofagasta PLC	14,111	350,506
China — .1%
BYD Electronic International Co. Ltd.	28,000	117,350
China Mengniu Dairy Co. Ltd.	149,000	310,907
CSPC Pharmaceutical Group Ltd.	368,000	465,040
Fosun International Ltd.	97,500	67,319
Qingdao Port International Co. Ltd., Cl. H(c)	30,000	24,955
Yangzijiang Shipbuilding Holdings Ltd.	106,800	210,743
		1,196,314
Denmark — 1.6%
AP Moller - Maersk AS, Cl. A	119	235,085
AP Moller - Maersk AS, Cl. B	190	378,697
Carlsberg AS, Cl. B	3,730	468,206
Coloplast AS, Cl. B	5,482	507,349
Danske Bank AS	27,764	1,109,308
DSV AS	7,808	1,753,846

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Denmark — 1.6% (continued)
Genmab AS(a)	2,561	564,651
Novo Nordisk AS, Cl. B	130,208	6,280,883
Novonesis Novozymes B, Cl. B	15,016	980,669
Orsted AS(a),(c)	5,502	260,170
Pandora AS	3,342	556,415
Tryg AS	13,915	336,998
Vestas Wind Systems AS	40,183	739,581
		14,171,858
Faroe Islands — .0%
Bakkafrost P/F	2,154	86,759
Finland — .9%
Elisa OYJ	5,317	274,823
Fortum OYJ	17,219	317,100
Huhtamaki OYJ	4,642	160,664
Kesko OYJ, Cl. B	11,990	261,837
Kone OYJ, Cl. B	13,758	849,374
Metso OYJ	28,207	357,224
Neste OYJ	16,150	255,732
Nokia OYJ	212,860	874,136
Nordea Bank Abp	133,248	1,952,106
Orion OYJ, Cl. B	4,424	355,962
Sampo OYJ, Cl. A	95,996	1,034,552
Stora Enso OYJ, Cl. R	21,526	222,575
UPM-Kymmene OYJ	22,637	589,431
Wartsila OYJ Abp	20,513	569,108
		8,074,624
France — 8.4%
Air Liquide SA	23,350	4,618,100
Airbus SE	24,408	4,917,861
AXA SA	71,119	3,474,103
BNP Paribas SA	41,371	3,790,917
Bollore SE	30,102	174,505
Bouygues SA	7,940	328,520
Capgemini SE	6,398	958,554
Cie de Saint-Gobain SA	18,761	2,153,722
Cie Generale des Etablissements Michelin SCA	27,352	978,612
Credit Agricole SA	39,263	725,753
Danone SA	26,290	2,162,875
Dassault Systemes SE	28,004	925,977
Engie SA	72,740	1,633,447
EssilorLuxottica SA	12,070	3,600,098
Hermes International SCA	1,333	3,281,733
Kering SA	2,917	722,815
Legrand SA	10,402	1,547,126
L’Oreal SA	9,318	4,152,365
LVMH Moet Hennessy Louis Vuitton SE	10,691	5,779,828
Orange SA	76,771	1,172,596
Pernod Ricard SA	7,668	793,033
Publicis Groupe SA	9,441	866,613
Safran SA	14,608	4,840,297
Sanofi SA	45,770	4,130,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
France — 8.4% (continued)
Sartorius Stedim Biotech	1,255	252,807
Schneider Electric SE	22,437	5,861,493
Societe Generale SA	29,577	1,894,369
Thales SA	3,594	969,962
TotalEnergies SE	84,693	5,042,554
Vinci SA	19,906	2,770,450
		74,521,182
Germany — 8.1%
adidas AG	6,919	1,330,805
Allianz SE	16,100	6,397,912
BASF SE	37,308	1,842,961
Bayer AG	39,907	1,249,221
Bayerische Motoren Werke AG	11,826	1,135,348
Beiersdorf AG	3,862	481,805
BioNTech SE, ADR(a)	2,920	319,669
Commerzbank AG	38,187	1,400,363
Continental AG	4,674	402,290
Daimler Truck Holding AG	20,512	1,005,516
Deutsche Bank AG	75,331	2,499,078
Deutsche Boerse AG	7,551	2,196,048
Deutsche Post AG	39,696	1,792,365
Deutsche Telekom AG	133,742	4,818,759
E.ON SE	91,103	1,663,651
Fresenius Medical Care AG	9,108	463,682
Fresenius SE & Co. KGaA	17,335	832,912
Hannover Rueck SE	2,400	731,776
Hapag-Lloyd AG(c)	269	39,070
Heidelberg Materials AG	5,330	1,235,336
Henkel AG & Co. KGaA	3,992	284,650
Infineon Technologies AG	54,338	2,154,029
Knorr-Bremse AG	2,969	298,528
Mercedes-Benz Group AG	28,897	1,657,003
Merck KGaA	5,312	670,604
MTU Aero Engines AG	2,165	937,156
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,531	3,643,822
Rheinmetall AG	1,835	3,644,965
RWE AG	27,373	1,125,047
SAP SE	42,489	12,196,543
Siemens AG	30,861	7,943,870
Siemens Energy AG(a)	26,777	3,126,042
Siemens Healthineers AG(c)	12,218	661,445
Symrise AG	5,504	500,816
Talanx AG	2,473	330,031
Volkswagen AG	1,431	154,121
Vonovia SE	29,051	907,064
		72,074,303
Hong Kong — 2.1%
AIA Group Ltd.	440,200	4,116,010
Alibaba Health Information Technology Ltd.(a)	272,000	169,090
Budweiser Brewing Co. APAC Ltd.(c)	84,700	89,124
Cathay Pacific Airways Ltd.	23,000	34,280

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Hong Kong — 2.1% (continued)
China Gas Holdings Ltd.	123,200	129,478
Chow Tai Fook Jewellery Group Ltd.	85,200	142,832
CK Asset Holdings Ltd.	87,000	399,535
CK Hutchison Holdings Ltd.	106,500	697,338
CK Infrastructure Holdings Ltd.	23,500	165,697
CLP Holdings Ltd.	86,000	746,611
Futu Holdings Ltd., ADR	2,361	362,839
Galaxy Entertainment Group Ltd.	83,000	406,013
Geely Automobile Holdings Ltd.	232,000	522,517
Hang Lung Properties Ltd.	58,000	59,699
Hang Seng Bank Ltd.	28,900	421,903
Henderson Land Development Co. Ltd.	47,000	164,650
HK Electric Investments & HK Electric Investments Ltd.	84,500	65,878
HKT Trust & HKT Ltd.	169,000	266,094
Hong Kong & China Gas Co. Ltd.	440,507	393,370
Hong Kong Exchanges & Clearing Ltd.	49,100	2,670,790
Hong Kong Land Holdings Ltd.	43,668	274,017
Jardine Matheson Holdings Ltd.	5,924	323,036
Link REIT	107,103	598,958
MTR Corp. Ltd.(b)	81,500	293,296
Power Assets Holdings Ltd.	70,500	464,312
Prudential PLC	106,268	1,355,386
Sino Biopharmaceutical Ltd.	403,000	386,059
Sino Land Co. Ltd.	130,000	149,873
Sun Hung Kai Properties Ltd.	62,000	738,471
Swire Pacific Ltd., Cl. A	13,000	117,662
Swire Pacific Ltd., Cl. B	27,500	43,299
Swire Properties Ltd.	49,800	133,857
Techtronic Industries Co. Ltd.	63,500	762,809
The Wharf Holdings Ltd.(b)	36,000	102,497
WH Group Ltd.(c)	314,500	316,904
Wharf Real Estate Investment Co. Ltd.	58,000	184,344
Xinyi Glass Holdings Ltd.	49,666	51,248
		18,319,776
Ireland — .9%
AerCap Holdings NV	7,578	812,740
AIB Group PLC	84,745	674,111
Bank of Ireland Group PLC	41,361	558,843
DCC PLC	4,198	264,437
Experian PLC	37,804	2,003,113
ICON PLC(a)	3,316	561,034
James Hardie Industries PLC-CDI(a)	17,572	467,369
Kerry Group PLC, Cl. A	6,250	580,499
Kingspan Group PLC	6,520	542,146
Ryanair Holdings PLC	42,969	1,274,252
		7,738,544
Israel — 1.2%
Airport City Ltd.(a)	2,495	44,714
Amot Investments Ltd.	8,301	56,912
Azrieli Group Ltd.	1,720	170,094
Bank Hapoalim BM	54,038	1,019,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Israel — 1.2% (continued)
Bank Leumi Le-Israel BM	62,388	1,159,822
Bezeq The Israeli Telecommunication Corp. Ltd.	68,539	127,983
Big Shopping Centers Ltd.(a)	781	149,681
Camtek Ltd.(a)	1,096	107,416
Cellebrite DI Ltd.(a)	4,651	65,021
Check Point Software Technologies Ltd.(a)	3,461	644,438
CyberArk Software Ltd.(a)	1,895	779,736
Delek Group Ltd.	400	81,731
Elbit Systems Ltd.	1,034	477,897
Energix-Renewable Energies Ltd.	11,463	44,938
Enlight Renewable Energy Ltd.(a)	4,433	109,538
Fattal Holdings 1998 Ltd.(a)	261	47,244
Global-e Online Ltd.(a)	3,441	114,069
Harel Insurance Investments & Financial Services Ltd.	4,437	134,577
ICL Group Ltd.	29,491	184,721
Israel Corp. Ltd.	221	68,985
Israel Discount Bank Ltd., Cl. A	51,241	492,533
Melisron Ltd.	1,242	143,800
Menora Mivtachim Holdings Ltd.	474	41,384
Mivne Real Estate KD Ltd.	24,935	94,372
Mizrahi Tefahot Bank Ltd.	6,172	382,953
Monday.com Ltd.(a)	1,670	438,024
Nice Ltd.(a)	2,587	406,587
Nova Ltd.(a)	1,118	300,541
Oddity Tech Ltd., Cl. A(a)	1,286	90,110
OPC Energy Ltd.(a)	6,050	91,554
Phoenix Financial Ltd.	9,760	334,578
Plus500 Ltd.	2,689	119,778
Shapir Engineering and Industry Ltd.	5,641	46,889
Shufersal Ltd.	9,849	119,491
Strauss Group Ltd.	2,166	58,329
Teva Pharmaceutical Industries Ltd.(a)	46,983	774,833
The First International Bank of Israel Ltd.	2,303	160,747
Tower Semiconductor Ltd.(a)	4,656	217,937
Wix.com Ltd.(a)	2,181	296,681
ZIM Integrated Shipping Services Ltd.(b)	4,055	64,272
		10,264,315
Italy — 2.6%
A2A SpA	72,343	176,612
Banca Mediolanum SpA	8,583	152,266
Banco BPM SpA	48,146	617,179
Davide Campari-Milano NV	19,820	137,470
ENEL SpA	317,174	2,807,232
Eni SpA	84,841	1,447,825
Ferrari NV	5,029	2,217,754
FinecoBank Banca Fineco SpA	25,359	543,339
Generali	37,516	1,404,955
Infrastrutture Wireless Italiane SpA(c)	14,323	169,835
Intesa Sanpaolo SpA	605,726	3,670,920
Leonardo SpA	16,912	914,984
Mediobanca Banca di Credito Finanziario SpA	21,210	469,494

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Italy — 2.6% (continued)
Moncler SpA	9,092	488,467
Nexi SpA(c)	25,094	143,893
Poste Italiane SpA(c)	17,659	383,311
PRADA SpA	23,600	128,973
Prysmian SpA	11,828	952,781
Recordati Industria Chimica e Farmaceutica SpA	4,245	244,873
Snam SpA	84,379	490,024
Telecom Italia SpA/Milano(a),(b)	434,278	200,659
Telecom Italia SpA/Milano(a)	262,738	135,954
Terna - Rete Elettrica Nazionale	58,653	567,391
UniCredit SpA	57,828	4,277,648
Unipol Assicurazioni SpA	15,198	306,409
		23,050,248
Japan — 21.2%
ABC-Mart, Inc.	2,900	54,514
Acom Co. Ltd.	17,900	52,084
Advantest Corp.	30,100	2,070,069
Aeon Co. Ltd.	33,610	1,079,352
AGC, Inc.	7,700	232,594
Air Water, Inc.	7,200	107,310
Aisin Corp.	22,000	306,841
Ajinomoto Co., Inc.	37,400	995,296
Alfresa Holdings Corp.	5,700	83,211
ALSOK Co. Ltd.	16,600	116,204
Amada Co. Ltd.	15,600	176,892
ANA Holdings, Inc.	19,200	358,242
Asahi Group Holdings Ltd.	61,400	782,927
Asahi Intecc Co. Ltd.	6,300	98,982
Asahi Kasei Corp.	48,400	339,454
Asics Corp.	25,400	602,194
Astellas Pharma, Inc.	75,200	788,752
Azbil Corp.	21,000	198,355
Bandai Namco Holdings, Inc.	23,900	779,436
BayCurrent Consulting, Inc.	4,900	282,484
Bridgestone Corp.	22,400	912,551
Brother Industries Ltd.	13,700	234,637
Calbee, Inc.	2,700	49,875
Canon, Inc.	38,800	1,108,608
Capcom Co. Ltd.	15,800	406,929
Central Japan Railway Co.	39,900	930,854
Chubu Electric Power Co., Inc.	26,900	329,871
Chugai Pharmaceutical Co. Ltd.	26,300	1,286,209
Coca-Cola Bottlers Japan Holdings, Inc.	3,900	59,862
Concordia Financial Group Ltd.	44,100	296,256
Cosmos Pharmaceutical Corp.	1,200	75,192
CyberAgent, Inc.	20,000	203,595
Dai Nippon Printing Co. Ltd.	18,900	292,677
Daifuku Co. Ltd.	15,100	388,901
Dai-ichi Life Holdings, Inc.	146,100	1,168,353
Daiichi Sankyo Co. Ltd.	70,500	1,742,649
Daikin Industries Ltd.	12,100	1,497,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Japan — 21.2% (continued)
Daito Trust Construction Co. Ltd.	2,400	247,503
Daiwa House Industry Co. Ltd.	22,900	761,431
Daiwa House REIT Investment Corp.	83	139,588
Daiwa Securities Group, Inc.	56,700	398,232
Denso Corp.	66,800	912,594
Dentsu Group, Inc.	7,400	146,948
Disco Corp.	3,600	1,089,604
East Japan Railway Co.	41,200	880,970
Ebara Corp.	19,400	360,942
Eisai Co. Ltd.	13,600	386,144
Electric Power Development Co. Ltd.	5,600	97,064
ENEOS Holdings, Inc.	114,400	603,261
FANUC Corp.	39,000	1,106,808
Fast Retailing Co. Ltd.	7,200	2,218,918
Fuji Electric Co. Ltd.	5,400	271,875
Fuji Media Holdings, Inc.(b)	5,400	127,846
FUJIFILM Holdings Corp.	47,400	994,016
Fujikura Ltd.	9,600	661,816
Fujitsu Ltd.	77,200	1,695,379
Fukuoka Financial Group, Inc.	7,000	193,169
GLP J-REIT	204	179,472
GMO Payment Gateway, Inc.	1,700	96,265
Hakuhodo DY Holdings, Inc.	6,800	54,018
Hamamatsu Photonics KK	15,300	188,232
Hankyu Hanshin Holdings, Inc.	8,600	224,922
Haseko Corp.	11,600	173,042
Hikari Tsushin, Inc.	600	162,344
Hirose Electric Co. Ltd.	1,100	139,825
Hitachi Construction Machinery Co. Ltd.	3,400	99,179
Hitachi Ltd.	182,100	5,683,403
Honda Motor Co. Ltd.	191,500	1,996,502
Hoshizaki Corp.	4,000	138,025
Hoya Corp.	14,700	1,873,458
Hulic Co. Ltd.	23,700	227,638
Ibiden Co. Ltd.	4,700	201,748
Idemitsu Kosan Co. Ltd.	35,500	228,529
IHI Corp.	5,900	665,879
Iida Group Holdings Co. Ltd.	4,700	66,458
Inpex Corp.	38,200	545,098
Isetan Mitsukoshi Holdings Ltd.	15,900	227,731
Isuzu Motors Ltd.	23,200	300,223
ITOCHU Corp.	51,300	2,704,162
J Front Retailing Co. Ltd.	9,400	127,888
Japan Airlines Co. Ltd.	19,600	391,883
Japan Exchange Group, Inc.	42,400	416,971
Japan Metropolitan Fund Invest	271	198,260
Japan Post Bank Co. Ltd.	58,400	657,749
Japan Post Holdings Co. Ltd.	69,000	643,028
Japan Post Insurance Co. Ltd.	6,900	177,710
Japan Real Estate Investment Corp.	281	229,475
Japan Tobacco, Inc.	45,300	1,299,747

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Japan — 21.2% (continued)
JFE Holdings, Inc.	24,700	287,137
Kajima Corp.	18,300	461,224
Kansai Paint Co. Ltd.	4,900	70,084
Kao Corp.	19,300	873,338
Kawasaki Heavy Industries Ltd.	6,300	465,504
Kawasaki Kisen Kaisha Ltd.	16,900	240,594
KDDI Corp.	121,700	2,009,936
Keio Corp.	3,300	77,558
Keisei Electric Railway Co. Ltd.	20,400	172,897
Kewpie Corp.	3,000	82,328
Keyence Corp.	7,300	2,677,564
Kikkoman Corp.	29,800	262,169
Kintetsu Group Holdings Co. Ltd.	7,100	136,650
Kioxia Holdings Corp.(a)	2,300	37,871
Kirin Holdings Co. Ltd.	35,900	476,854
Kobayashi Pharmaceutical Co. Ltd.	2,000	70,620
Kobe Bussan Co. Ltd.	5,500	148,560
Koei Tecmo Holdings Co. Ltd.	4,100	54,146
Koito Manufacturing Co. Ltd.	6,200	79,799
Kokusai Electric Corp.	5,300	120,055
Komatsu Ltd.	37,800	1,221,948
Konami Group Corp.	3,800	518,130
Kose Corp.	1,100	42,583
Kubota Corp.	41,200	462,523
Kuraray Co. Ltd.	14,900	185,984
Kurita Water Industries Ltd.	4,200	163,540
Kyocera Corp.	56,200	672,929
Kyowa Kirin Co. Ltd.	9,000	155,307
Kyushu Electric Power Co., Inc.	19,500	173,757
Kyushu Railway Co.	4,600	111,871
Lasertec Corp.	3,100	319,692
Lixil Corp.	14,200	165,594
LY Corp.	106,900	394,229
M3, Inc.	17,900	223,668
Makita Corp.	9,200	287,441
Marubeni Corp.	61,000	1,261,789
Marui Group Co. Ltd.	6,300	128,976
MatsukiyoCocokara & Co.	14,700	303,094
Mazda Motor Corp.	25,900	156,816
McDonald’s Holdings Co. Japan Ltd.	3,200	128,430
Mebuki Financial Group, Inc.	39,300	215,100
Medipal Holdings Corp.	6,700	111,745
MEIJI Holdings Co. Ltd.	9,100	185,150
Minebea Mitsumi, Inc.	15,900	253,246
MISUMI Group, Inc.	12,900	187,892
Mitsubishi Chemical Group Corp.	58,000	318,799
Mitsubishi Corp.	140,200	2,783,598
Mitsubishi Electric Corp.	81,300	1,805,406
Mitsubishi Estate Co. Ltd.	47,300	891,344
Mitsubishi Gas Chemical Co., Inc.	5,300	92,198
Mitsubishi HC Capital, Inc.	36,200	268,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Japan — 21.2% (continued)
Mitsubishi Heavy Industries Ltd.	128,100	3,089,824
Mitsubishi Motors Corp.	21,800	57,913
Mitsubishi UFJ Financial Group, Inc.	478,500	6,710,351
Mitsui & Co. Ltd.	101,000	2,080,468
Mitsui Chemicals, Inc.	6,700	151,056
Mitsui Fudosan Co. Ltd.	111,100	1,002,886
Mitsui O.S.K. Lines Ltd.	16,800	567,647
Mizuho Financial Group, Inc.	103,360	3,078,239
MonotaRO Co. Ltd.	9,300	167,097
MS&AD Insurance Group Holdings, Inc.	56,500	1,217,888
Murata Manufacturing Co. Ltd.	67,500	1,017,019
NEC Corp.	50,300	1,470,279
Nexon Co. Ltd.	15,400	283,861
NGK Insulators Ltd.	13,700	174,510
NH Foods Ltd.	2,800	94,850
Nichirei Corp.	6,800	82,574
NIDEC Corp.	38,500	745,211
Nikon Corp.	14,000	137,074
Nintendo Co. Ltd.	47,600	4,013,715
Nippon Building Fund, Inc.	365	336,393
Nippon Express Holdings, Inc.	8,500	187,289
Nippon Paint Holdings Co. Ltd.	36,900	315,315
Nippon Prologis REIT, Inc.	275	149,291
Nippon Sanso Holdings Corp.	5,500	196,399
Nippon Steel Corp.	41,900	812,831
Nippon Television Holdings, Inc.	6,400	139,954
Nippon Yusen KK	18,500	651,640
Nissan Chemical Corp.	3,900	128,069
Nissan Motor Co. Ltd.(a)	89,700	191,684
Nisshin Seifun Group, Inc.	7,300	85,032
Nissin Foods Holdings Co. Ltd.	6,700	127,816
Niterra Co. Ltd.	5,900	204,801
Nitori Holdings Co. Ltd.	3,000	258,048
Nitto Denko Corp.	26,500	553,085
Nomura Holdings, Inc.	126,700	846,098
Nomura Real Estate Holdings, Inc.	22,600	126,264
Nomura Real Estate Master Fund, Inc.	190	201,243
Nomura Research Institute Ltd.	17,700	707,906
NTT Data Group Corp.	25,200	663,762
NTT, Inc.	2,236,700	2,269,471
Obayashi Corp.	26,800	396,849
OBIC Business Consultants Co. Ltd.	1,000	58,221
OBIC Co. Ltd.	15,600	561,826
Odakyu Electric Railway Co. Ltd.	14,800	160,642
Oji Holdings Corp.	40,300	197,945
Olympus Corp.	44,100	530,829
Omron Corp.	5,600	145,828
Ono Pharmaceutical Co. Ltd.	18,100	203,316
Open House Group Co. Ltd.	2,900	129,666
Oracle Corp.	1,300	141,709
Oriental Land Co. Ltd.	44,300	916,937

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Japan — 21.2% (continued)
ORIX Corp.	46,700	1,055,052
Orix JREIT, Inc.	145	190,578
Osaka Gas Co. Ltd.	16,500	417,722
Otsuka Corp.	8,300	158,146
Otsuka Holdings Co. Ltd.	19,000	922,004
Pan Pacific International Holdings Corp.	17,200	579,334
Panasonic Holdings Corp.	89,300	854,757
Persol Holdings Co. Ltd.	77,700	149,726
Rakuten Bank Ltd.(a)	3,400	159,952
Rakuten Group, Inc.(a)	58,900	302,142
Recruit Holdings Co. Ltd.	60,500	3,638,965
Renesas Electronics Corp.	66,500	824,539
Resona Holdings, Inc.	87,300	805,739
Resonac Holdings Corp.	6,500	158,251
Ricoh Co. Ltd.	20,500	181,237
Rinnai Corp.	3,100	77,039
Rohm Co. Ltd.	17,500	221,868
Rohto Pharmaceutical Co. Ltd.	6,000	86,674
Ryohin Keikaku Co. Ltd.	11,900	566,949
Sanrio Co. Ltd.	6,200	256,371
Santen Pharmaceutical Co. Ltd.	14,700	163,073
Sanwa Holdings Corp.	6,500	178,724
SBI Holdings, Inc.	12,600	474,044
SCREEN Holdings Co. Ltd.	3,500	278,614
SCSK Corp.	5,400	169,146
Secom Co. Ltd.	17,500	629,788
Sega Sammy Holdings, Inc.	5,100	105,223
Seibu Holdings, Inc.	8,400	236,212
Seiko Epson Corp.	12,800	163,769
Sekisui Chemical Co. Ltd.	17,000	297,369
Sekisui House Ltd.	23,800	504,007
Seven & i Holdings Co. Ltd.	93,900	1,246,010
SG Holdings Co. Ltd.	15,100	168,714
Sharp Corp.(a)	6,900	32,910
Shimadzu Corp.	9,200	205,402
Shimamura Co. Ltd.	1,800	131,446
Shimano, Inc.	3,100	341,423
Shimizu Corp.	21,800	243,429
Shin-Etsu Chemical Co. Ltd.	70,900	2,070,537
Shionogi & Co. Ltd.	29,500	499,066
Shiseido Co. Ltd.	17,900	292,059
Shizuoka Financial Group, Inc.	18,700	222,730
SMC Corp.	2,300	805,409
SoftBank Corp.	1,160,800	1,686,108
SoftBank Group Corp.	41,000	3,217,449
Sojitz Corp.	8,700	208,460
Sompo Holdings, Inc.	38,800	1,152,953
Sony Group Corp.	250,600	6,131,162
Square Enix Holdings Co. Ltd.	3,300	225,197
Stanley Electric Co. Ltd.	3,300	62,702
Subaru Corp.	23,200	428,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Japan — 21.2% (continued)
Sugi Holdings Co. Ltd.	3,700	89,860
Sumitomo Chemical Co. Ltd.	61,300	154,660
Sumitomo Corp.	43,500	1,115,718
Sumitomo Electric Industries Ltd.	29,800	744,134
Sumitomo Forestry Co. Ltd.	20,400	209,090
Sumitomo Heavy Industries Ltd.	3,800	84,992
Sumitomo Metal Mining Co. Ltd.	11,600	258,600
Sumitomo Mitsui Financial Group, Inc.	161,500	4,136,898
Sumitomo Mitsui Trust Group, Inc.	26,800	708,220
Sumitomo Realty & Development Co. Ltd.	18,800	692,313
Sumitomo Rubber Industries Ltd.	5,100	58,779
Sundrug Co. Ltd.	2,400	71,476
Suntory Beverage & Food Ltd.	4,700	142,660
Suzuki Motor Corp.	64,400	713,131
Sysmex Corp.	19,800	325,889
T&D Holdings, Inc.	21,600	533,487
Taisei Corp.	6,200	373,495
Takeda Pharmaceutical Co. Ltd.	63,400	1,769,361
TBS Holdings, Inc.	4,900	162,471
TDK Corp.	80,500	993,312
Terumo Corp.	57,700	981,891
The Chiba Bank Ltd.	26,800	253,050
The Kansai Electric Power Co., Inc.	39,400	476,874
The Yokohama Rubber Co. Ltd.	4,900	141,633
TIS, Inc.	8,600	276,352
Tobu Railway Co. Ltd.	7,200	123,050
Toei Animation Co. Ltd.	1,500	32,891
Toho Co. Ltd.	4,100	259,821
Tohoku Electric Power Company, Inc.	18,900	133,183
Tokio Marine Holdings, Inc.	72,000	2,929,851
Tokyo Century Corp.	6,400	73,847
Tokyo Electric Power Co. Holdings, Inc.(a)	63,000	240,706
Tokyo Electron Ltd.	19,200	3,486,734
Tokyo Gas Co. Ltd.	15,100	506,594
Tokyo Metro Co. Ltd.	14,600	158,229
Tokyu Corp.	22,000	249,390
Tokyu Fudosan Holdings Corp.	23,200	165,103
TOPPAN Holdings, Inc.	12,000	326,363
Toray Industries, Inc.	61,800	426,249
Tosoh Corp.	13,600	206,085
TOTO Ltd.	5,700	147,372
Toyo Suisan Kaisha Ltd.	3,400	218,353
Toyota Industries Corp.	6,300	681,302
Toyota Motor Corp.	439,800	7,880,134
Toyota Tsusho Corp.	26,000	599,661
Trend Micro, Inc.	5,000	306,588
Tsuruha Holdings, Inc.	1,400	103,399
Unicharm Corp.	47,700	331,534
United Urban Investment Corp.	141	155,339
USS Co., Ltd.	17,000	185,990
West Japan Railway Co.	18,100	399,416

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Japan — 21.2% (continued)
Yakult Honsha Co. Ltd.	12,300	198,768
Yamada Denki Co. Ltd.	22,800	69,917
Yamaha Corp.	19,200	138,742
Yamaha Motor Co. Ltd.	40,000	290,641
Yamato Holdings Co. Ltd.	14,300	208,568
Yamazaki Baking Co. Ltd.	5,000	107,944
Yaskawa Electric Corp.	7,200	152,234
Yokogawa Electric Corp.	8,400	224,882
Zensho Holdings Co. Ltd.	3,500	185,960
ZOZO, Inc.	16,800	166,889
		187,556,367
Luxembourg — .2%
ArcelorMittal SA	17,789	560,316
CVC Capital Partners PLC(c)	26,504	512,965
Tenaris SA	14,769	260,994
Zabka Group(a)	16,254	90,324
		1,424,599
Macau — .0%
Sands China Ltd.	97,200	235,756
Mexico — .0%
Fresnillo PLC	7,974	147,733
Netherlands — 3.8%
Adyen NV(a),(c)	1,147	1,983,104
Argenx SE(a)	2,506	1,704,875
ASM International NV	1,914	936,506
ASML Holding NV	16,011	11,235,243
EXOR NV	4,143	401,872
Ferrovial SE	19,873	1,021,274
Heineken Holding NV	5,071	344,757
Heineken NV	12,064	953,566
ING Groep NV	134,416	3,152,286
Koninklijke Ahold Delhaize NV	37,279	1,476,295
Koninklijke KPN NV	134,549	603,670
Koninklijke Philips NV	32,858	868,732
NXP Semiconductors NV	10,471	2,238,386
Prosus NV	52,591	3,024,083
Stellantis NV	78,990	701,834
Universal Music Group NV	38,877	1,129,320
Wolters Kluwer NV	9,730	1,522,348
		33,298,151
New Zealand — .3%
Auckland International Airport Ltd.	66,696	296,486
Contact Energy Ltd.	32,496	174,766
Fisher & Paykel Healthcare Corp. Ltd.	22,370	485,986
Infratil Ltd.	37,513	257,556
Mainfreight Ltd.	3,113	108,795
Mercury NZ Ltd.	28,652	104,787
Meridian Energy Ltd.(b)	51,294	172,604
Spark New Zealand Ltd.	59,043	84,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
New Zealand — 0.3% (continued)
The a2 Milk Company Ltd.	28,201	146,673
Xero Ltd.(a)	5,919	689,742
		2,522,095
Norway — .7%
Aker ASA, Cl. A	1,269	87,900
Aker BP ASA	11,465	278,788
AutoStore Holdings Ltd.(a),(c)	61,984	44,049
DNB Bank ASA	34,766	885,915
Equinor ASA	34,986	909,875
Frontline PLC	5,674	105,615
Gjensidige Forsikring ASA	7,440	197,032
Kongsberg Gruppen ASA	17,295	520,440
Leroy Seafood Group ASA	12,937	59,297
Mowi ASA	17,498	328,934
Nordic Semiconductor ASA(a)	7,004	96,758
Norsk Hydro ASA	48,350	289,157
Opera Ltd., ADR	4,488	74,366
Orkla ASA	31,652	335,171
Salmar ASA	3,090	126,080
SpareBank 1 SR-Bank ASA	9,936	175,101
Storebrand ASA	17,966	257,095
Telenor ASA	24,936	384,453
TOMRA Systems	10,091	141,658
Var Energi ASA	36,924	127,917
Vend Marketplaces ASA	2,932	117,013
Vend Marketplaces ASA, Cl. B	3,848	145,644
Wallenius Wilhelmsen Logistics	4,056	36,586
Yara International ASA	6,302	235,159
		5,960,003
Poland — .5%
Allegro.eu SA(a),(c)	25,943	257,172
Bank Millennium SA(a)	24,956	97,779
Bank Polska Kasa Opieki SA	7,626	418,062
Budimex SA(b)	612	92,210
CCC SA(a)	2,041	105,958
CD Projekt SA	2,929	197,045
Dino Polska SA(a),(c)	19,660	261,203
InPost SA(a)	9,551	137,956
KGHM Polska Miedz SA(a)	5,746	196,663
LPP SA	43	192,199
mBank SA(a)	585	139,215
ORLEN SA	23,985	537,382
PGE Polska Grupa Energetyczna SA(a)	40,669	131,896
Powszechna Kasa Oszczednosci Bank Polski	35,996	794,148
Powszechny Zaklad Ubezpieczen SA	22,975	387,757
Santander Bank Polska SA	1,643	241,742
		4,188,387
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	284,868	235,273
EDP SA	122,290	529,913
Galp Energia SGPS SA	16,399	313,730

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Portugal — 0.2% (continued)
Jeronimo Martins SGPS SA	11,452	280,497
The Navigator Company SA(b)	6,690	23,737
		1,383,150
Russia — .0%
Evraz PLC(a),(d)	2,845	0
Singapore — 1.6%
CapitaLand Ascendas REIT	132,196	284,292
CapitaLand Integrated Commercial Trust	217,101	368,152
CapitaLand Investment Ltd.	92,600	198,426
City Developments Ltd.	12,200	57,927
DBS Group Holdings Ltd.	83,699	3,090,931
Genting Singapore Ltd.	225,600	127,811
Grab Holdings Ltd., Cl. A(a)	109,813	536,986
Hafnia Ltd.	14,621	81,163
Jardine Cycle & Carriage Ltd.	1,500	30,466
Keppel Ltd.	58,400	381,276
Mapletree Commercial Trust	66,800	66,422
Mapletree Industrial Trust	77,500	121,266
Mapletree Logistics Trust	132,200	118,204
Oversea-Chinese Banking Corp. Ltd.	132,119	1,718,000
SATS LTD.	41,600	101,968
Sea Ltd., ADR(a)	15,431	2,417,266
Seatrium Ltd.	123,580	216,230
Sembcorp Industries Ltd.	36,400	217,724
Singapore Airlines Ltd.	57,500	301,384
Singapore Exchange Ltd.	36,300	447,682
Singapore Technologies Engineering Ltd.	60,100	406,272
Singapore Telecommunications Ltd.	295,000	882,260
United Overseas Bank Ltd.	54,700	1,525,874
UOL Group Ltd.	25,000	132,578
Wilmar International Ltd.	70,800	160,990
		13,991,550
South Africa — .0%
Valterra Platinum Ltd.	5,225	233,710
Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	7,452	515,161
Aena SME SA(c)	30,225	816,242
Amadeus IT Group SA	18,769	1,512,759
Banco Bilbao Vizcaya Argentaria SA	235,852	3,951,967
Banco Santander SA	620,510	5,352,077
CaixaBank SA	143,585	1,355,800
Cellnex Telecom SA(c)	23,794	844,232
Endesa SA	12,259	355,685
Iberdrola SA	247,986	4,358,225
Industria de Diseno Textil SA	45,728	2,193,475
Naturgy Energy Group SA	3,731	117,348
Redeia Corp. SA	16,378	317,734
Repsol SA	46,654	709,120
Telefonica SA	163,063	844,327
		23,244,152

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Sweden — 2.9%
AAK AB	6,934	179,464
AddTech AB, Cl. B	9,849	333,016
Alfa Laval AB	11,747	513,340
Assa Abloy AB, Cl. B	40,879	1,356,239
Atlas Copco AB, Cl. A	105,900	1,621,084
Atlas Copco AB, Cl. B	60,270	819,158
Avanza Bank Holding AB	5,201	192,803
Axfood AB	4,861	145,484
Beijer Ref AB	15,960	268,840
Boliden AB(a)	11,878	366,205
Castellum AB(b)	16,934	193,808
Embracer Group AB(a),(b)	7,441	77,446
Epiroc AB, Cl. A	24,477	500,460
Epiroc AB, Cl. B	15,679	282,421
EQT AB	21,355	719,214
Essity AB, Cl. B	24,532	607,029
Evolution AB(c)	6,467	578,066
Fastighets AB Balder, Cl. B(a)	30,208	205,208
Getinge AB, Cl. B	7,827	154,859
H & M Hennes & Mauritz AB, Cl. B(b)	24,057	326,230
Hexagon AB, Cl. B	85,956	950,732
Holmen AB, Cl. B	3,741	139,524
Husqvarna AB, Cl. B	15,661	85,431
Industrivarden AB, Cl. A	4,042	150,418
Industrivarden AB, Cl. C	6,175	229,416
Indutrade AB	11,885	290,312
Investment AB Latour, Cl. B	4,842	124,277
Investor AB, Cl. A	19,147	558,727
Investor AB, Cl. B	73,742	2,149,593
L E Lundbergforetagen AB, Cl. B	1,891	92,731
Lifco AB, Cl. B	9,011	322,778
Nibe Industrier AB, Cl. B	65,597	303,258
Nordnet AB publ	5,842	158,623
Saab AB, Cl. B	12,908	705,855
Sagax AB, Cl. B	8,029	170,784
Sandvik AB	41,917	1,027,331
Securitas AB, Cl. B	19,460	290,111
Skandinaviska Enskilda Banken AB, Cl. A	67,042	1,177,381
Skanska AB, Cl. B	13,014	304,155
SKF AB, Cl. B	15,146	354,914
SSAB AB, Cl. A	10,274	59,582
SSAB AB, Cl. B	22,539	128,170
Svenska Cellulosa AB SCA, Cl. B	22,820	287,243
Svenska Handelsbanken AB, Cl. A	57,648	707,029
Svenska Handelsbanken AB, Cl. B(b)	2,065	40,518
Sweco AB, Cl. B	7,455	117,862
Swedbank AB, Cl. A	35,830	958,546
Swedish Orphan Biovitrum AB(a)	7,890	217,950
Tele2 AB, Cl. B	22,617	350,617
Telefonaktiebolaget LM Ericsson, Cl. B	121,907	891,088
Telia Co. AB	92,213	327,004

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Sweden — 2.9% (continued)
Thule Group AB(c)	3,571	101,644
Trelleborg AB, Cl. B	9,267	338,214
Volvo AB, Cl. A	7,519	216,484
Volvo AB, Cl. B	62,476	1,800,063
Volvo Car AB, Cl. B(a),(b)	8,231	15,830
		25,584,569
Switzerland — 7.7%
ABB Ltd.	66,483	4,381,713
Alcon AG	20,493	1,812,459
Chocoladefabriken Lindt & Spruengli AG	39	575,359
Cie Financiere Richemont SA, Cl. A	21,773	3,576,773
DSM-Firmenich AG	10,454	1,011,288
Galderma Group AG	4,466	701,207
Geberit AG	1,381	1,061,196
Givaudan SA	389	1,633,987
Glencore PLC	404,949	1,633,118
Holcim AG	20,621	1,650,086
Kuehne + Nagel International AG	2,118	433,615
Lonza Group AG	2,925	2,060,341
Nestle SA	108,278	9,480,409
Novartis AG	81,768	9,484,303
Partners Group Holding AG	880	1,193,670
Roche Holding AG	29,116	9,218,304
Roche Holding AG-BR	1,259	422,948
Schindler Holding AG	824	290,716
Schindler Holding AG-PC	1,686	612,902
SGS SA	6,574	670,312
Sika AG	6,285	1,490,661
STMicroelectronics NV	25,876	665,032
Straumann Holding AG	4,485	547,556
Swiss Life Holding AG	1,212	1,262,372
Swiss Re AG	11,822	2,129,139
Swisscom AG	1,062	739,562
UBS Group AG	132,693	4,974,047
Zurich Insurance Group AG	6,007	4,117,353
		67,830,428
United Kingdom — 12.5%
3i Group PLC	39,508	2,170,258
Admiral Group PLC	9,144	413,601
Anglo American PLC	43,894	1,247,708
Ashtead Group PLC	18,297	1,229,550
Associated British Foods PLC	13,315	387,295
AstraZeneca PLC	62,289	9,334,365
Auto Trader Group PLC(c)	37,713	417,924
Aviva PLC	109,725	941,794
BAE Systems PLC	125,957	3,006,993
Barclays PLC	594,937	2,923,274
Barratt Redrow PLC	57,833	286,310
Berkeley Group Holdings PLC	3,573	172,584
BP PLC	609,410	3,264,149
British American Tobacco PLC	81,149	4,338,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
United Kingdom — 12.5% (continued)
BT Group PLC(b)	249,089	682,666
Bunzl PLC	13,010	388,065
Centrica PLC	212,315	462,471
Coca-Cola European Partners PLC	8,459	819,846
Compass Group PLC	70,436	2,484,079
ConvaTec Group PLC(c)	70,407	217,465
Croda International PLC	5,981	206,738
Diageo PLC	92,024	2,256,577
GSK PLC	171,736	3,222,635
Haleon PLC	373,430	1,776,567
Halma PLC	15,964	687,014
Hikma Pharmaceuticals PLC	6,691	173,903
HSBC Holdings PLC	734,345	8,967,705
ICG PLC	12,689	365,729
Imperial Brands PLC	31,159	1,218,057
Informa PLC	54,606	627,384
InterContinental Hotels Group PLC	6,266	726,719
International Consolidated Airlines Group SA	143,561	722,878
Intertek Group PLC	6,917	452,187
J Sainsbury PLC	71,669	287,753
JD Sports Fashion PLC	109,194	123,491
Kingfisher PLC	74,106	265,274
Land Securities Group PLC	33,674	257,348
Legal & General Group PLC	243,125	826,225
Lloyds Banking Group PLC	2,512,467	2,586,744
London Stock Exchange Group PLC	19,799	2,426,207
M&G PLC	101,654	351,913
Marks & Spencer Group PLC	84,078	387,200
Melrose Industries PLC	55,122	373,627
Mondi PLC	19,567	266,060
National Grid PLC	201,688	2,829,173
NatWest Group PLC	320,575	2,235,702
Next PLC	4,842	788,781
Pearson PLC	26,157	371,243
Phoenix Group Holdings PLC	30,436	267,442
Reckitt Benckiser Group PLC	27,838	2,089,526
RELX PLC	76,643	3,992,098
Rentokil Initial PLC	108,154	543,160
RIGHTMOVE PLC	32,044	347,130
Rio Tinto PLC	44,547	2,654,864
Rolls-Royce Holdings PLC	351,975	4,993,214
Schroders PLC	27,380	141,672
Segro PLC	48,285	413,674
Severn Trent PLC	11,409	399,948
Shell PLC	248,209	8,904,727
Smith & Nephew PLC	37,178	571,943
Smiths Group PLC	13,508	420,438
Spirax Group PLC	2,729	229,144
SSE PLC	45,980	1,124,766
Standard Chartered PLC	79,761	1,436,027
Taylor Wimpey PLC	154,987	209,716

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
United Kingdom — 12.5% (continued)
Tesco PLC	276,664	1,557,484
The Sage Group PLC	40,717	657,369
The Weir Group PLC	10,750	379,264
Unilever PLC	102,645	5,987,602
United Utilities Group PLC	28,864	430,672
Vodafone Group PLC	818,577	888,491
Whitbread PLC	7,762	313,599
Wise PLC, Cl. A(a)	28,731	385,914
WPP PLC	41,099	222,992
		110,532,592
United States — .3%
Amrize Ltd.(a)	20,621	1,042,668
Brookfield Asset Management Ltd., Cl. A	16,698	1,031,917
RB Global, Inc.	7,548	819,085
		2,893,670
Total Common Stocks (cost $768,472,725)		877,762,744

	Preferred Dividend Rate (%)
Preferred Stocks — .3%
Germany — .3%
Bayerische Motoren Werke AG	5.42	2,457	216,817
Dr. Ing. h.c. F. Porsche AG(c)	5.11	4,038	206,311
Henkel AG & Co. KGaA	2.94	7,122	550,875
Porsche Automobil Holding SE	5.42	6,304	254,913
Sartorius AG	0.41	1,014	217,665
Volkswagen AG	6.82	8,507	896,939
Total Preferred Stocks (cost $2,675,723)			2,343,520

Warrants — .0%
Canada — .0%
Constellation Software, Inc. (cost $0)	563	0

1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $1,210,421)	4.29	1,210,421	1,210,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $321,102)	4.29	321,102	321,102
Total Investments (cost $772,679,971)		99.7%	881,637,787
Cash and Receivables (Net)		.3%	2,257,021
Net Assets		100.0%	883,894,808

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $2,864,170 and the value of the collateral was
$3,038,733, consisting of cash collateral of $321,102 and U.S. Government & Agency securities valued at $2,717,631.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $9,198,671 or 1.0% of net assets.

(d)	The fund held Level 3 securities at July 31, 2025. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
MSCI EAFE Index	16	9/19/2025	2,135,276	2,090,720	(44,556)
S&P/TSX 60 Index	1	9/18/2025	228,350(a)	234,538	6,188
Gross Unrealized Appreciation					6,188
Gross Unrealized Depreciation					(44,556)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to statement of investments.

Statement of Investments
BNY Mellon International Equity ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	877,762,744	—	0	877,762,744
Equity Securities - Preferred Stocks	2,343,520	—	—	2,343,520
Warrants	—	0	—	0
Investment Companies	1,531,523	—	—	1,531,523
	881,637,787	0	0	881,637,787
Liabilities ($)
Other Financial Instruments:
Futures††	(38,368)	—	—	(38,368)
	(38,368)	—	—	(38,368)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $108,919,448, consisting of $139,720,421 gross unrealized appreciation and $30,800,973 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.